SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of relevant exchange rates) (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NIS [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.19	3.647	3.627
Percentage Increase Decrease In Exchange Rate During Year		(12.53%)	0.55%	3.07%
Brazilian Real [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		5.5024	6.1917	4.8413
Percentage Increase Decrease In Exchange Rate During Year		(11.13%)	27.89%	(7.21%)
Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Consumer Price Index Inflationary Points	[1]	134.4	130.94	126.83
Percentage Increase Decrease In Exchange Rate During Year	[1]	2.64%	3.24%	2.95%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.